Note 16 - Commitments and Contingencies (Details) - Future Minimum Lease Payments under Non-cancelable Operating Leases (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014
Future Minimum Lease Payments under Non-cancelable Operating Leases [Abstract]
2015	20,598
2016	15,203
2017	6,028
2018	516
2019	111
Total	42,456